Subsequent events	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Subsequent events
Subsequent events

Note 19 – Subsequent events

Conversion of Convertible Debenture

Subsequent to December 31, 2020, the Debenture holder converted principal and interest value of $1,700,000 and $76,356, respectively, into a total of 2,037,714 of the Company’s ordinary shares at weighted average conversion price of $0.87, resulted in a remaining convertible debentures balance of $1,300,000.

Conversion and Amendment of Convertible Debenture

As previously disclosed in Note 14, the Company entered into two securities purchase agreements with an accredited investor (the “Debenture Holder”) to place three 2019 Convertible Debentures with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of $5,000,000 and to place four 2020 Convertible Debentures with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of $2,000,000.

On January 22, 2021, the Company entered in an amendment agreement with the Debenture Holder to amend the “Floor Price” of the Third Convertible Debenture to $0.80 per share for the next $400,000 of principal plus accrued interest to be converted. The “Floor Price” for the remaining principal and accrued interest on the Third Convertible Debenture shall remain unchanged at $3.00 per share. On April 14, 2021, the Company entered in an amendment agreement with the Debenture Holder to amend the “Floor Price” of the Fourth Convertible Debenture to $0.80 per share.

Suspension of the Facilities Operation in Fulin, Chongqing

On March 5, 2021, CQ Penglin, a variable interest entity of the Company, suspended its operation within its facilities located in Fulin, Chongqing (the “Facility”) pursuant to a court order in connection with certain legal claim filed by Chongqing Puluosi Small Mortgage Co., Ltd. against CQ Penglin, as previously disclosed in the Company’s annual report on Form 20-F. The sale was ordered to enforce the repayment of the debt obligations by CQ Penglin to Chongqing Puluosi Small Mortgage Co., Ltd and liens attached to assets owned by CQ Penglin. The facility has a processing area of 4,000 square meters, 7 large refrigeration houses of 2,200 square meters, offices and dormitories of 3,000 square meters, and boiler rooms of 200 square meters. The facility was used to produce our processed meat products, including sausage, bacon, spam, cured pork, and soy sauce braised meats.

In connection with the same legal claims as discussed above, the court attached a lien against a facility of GA Yongpeng, pursuant to which the facility cannot be sold, transferred or otherwise disposed without approval of the court. The facility has a processing area of 28,000 square meters, and is being used for hog slaughtering.

The facility held approximately $3.7 million in assets as of December 31, 2020, representing approximately 4.4% of the Company’s total assets. Aggregate revenue generated from the facility accounted for approximately 35.9% and 95.3% of the Company’s total revenue in for the six months ended December 31, 2020 and 2019, respectively.

The operation of GA Yongpeng has not been interrupted, but may be interrupted in the future if the court orders it to suspend operation in such facility or enforce a sale to satisfy debt obligations of GA Yongpeng. In the event that the facility is suspended or sold, our financial condition and results of operations may be adversely affected as a result.

Issuance of ordinary shares for compensation

On May 4, 2021, the Company entered into a debt settlement and mutual release agreement with Mr. Xiaohui Wu, the President of the Company. As of the date of the Agreement, the Company was indebted to Mr. Wu accrued but unpaid salary in the amount of $240,000 (the “Debt”). In order to settle the Debt, the Company agreed to issue, and Mr. Wu agreed to accept 300,000 ordinary shares (the “Shares”) of the Company, valued at $0.80 per share. On May 18, 2021, pursuant to the Agreement, the Company issued the Shares to Mr. Wu.

Private Placement

On May 7, 2021, the Company closed a private placement pursuant to certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended. Pursuant to the SPA, the Company sold 5,580,000 ordinary shares at a per share purchase price of $0.80. The Company received $4,464,000 in gross proceeds from this offering. The Company plans to use the proceeds for working capital and other general corporate purposes. The Company may also use the proceeds to acquire certain business or assets that the Board of Directors may deem appropriate for the growth of the Company.

Note 19 – Subsequent events

Private Placement

On July 27, 2020, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell 2,339,000 ordinary shares at a per share purchase price of $1.50. The gross proceeds to the Company from this offering will be approximately $3.5 million. The Company plans to use the proceeds for working capital. The SPAs contain customary representations, warranties and covenants. The offering is closed on August 20, 2020.

Conversion of Convertible Debenture

Subsequent to June 30, 2020, the Debenture holder converted principal and interest value of $2,600,000 and $84,630, respectively, into a total of 2,478,780 of the Company’s ordinary shares at weighted average conversion price of $1.08.

Conversion and Amendment of Convertible Debenture

As previously disclosed in Note 13, the Company entered into a securities purchase agreement with an accredited investor (the “Debenture Holder”) to place three convertible debentures with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of $5,000,000.

During the period from May 21, 2020 to August 13, 2020, the Company issued a total of 1,847,167 ordinary shares to the holder of the First Convertible Debenture upon the conversion of a total of $2,062,191 in principal due and accrued and unpaid interest under the Convertible Debenture. As a result, the First Convertible Debenture has retired.

On September 15, 2020, the Company entered in an amendment agreement with the Debenture holder to amend the “Floor Price” of the Second Convertible Debenture to $1.00 per share for the first $1,400,000 of principal and accrued interest to be converted. The “Floor Price” for the remaining principal and accrued interest on the Second Convertible Debenture and the Third Convertible Debenture shall remain unchanged at $3.00 per share. On November 13, 2020, the Company entered in an amendment agreement with the Debenture Holder to amend the “Floor Price” of the remaining $600,000 of principal and accrued interest to be converted in the Second Convertible Debenture to $1.00 per share and to amend the “Floor Price” of the Third Convertible Debenture to $1.00 per share for the first $200,000 of principal plus accrued interest to be converted. The “Floor Price” for the remaining principal and accrued interest on the Third Convertible Debenture shall remain unchanged at $3.00 per share.

Closing of Convertible Debenture

On June 19, 2020, the Company entered into another securities purchase agreement with the same accredited investor to place convertible debentures with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of $2,000,000. The first Debenture in the amount of $700,000 was issued on June 19, 2020; the second Debenture in the amount of $700,000 was issued on July 17, 2020; the third Debenture in an amount of $300,000 was issued on August 14, 2020; and the fourth closing of the Debenture in an amount of $300,000 was issued on November 13, 2020. The Debentures bear interest at the rate of 5% per annum.

Acquisition of China Silanchi Holding Limited (“Silanchi”)

On September 3, 2020, the Company entered into a share purchase agreement with Silanchi, a British Virgin Islands company, and China Gelingge Holding Limitied and China Yaxinge Holding Limited, the shareholders of Silanchi, who collectively hold 100% equity interest of Silanchi and to deliver a total consideration of US$100 in exchange for acquiring 98% equity interest of Silanchi.  Silanchi was established on December 12, 2019.  As of the date of this report, Silanchi did not have any operations.

Issuance of ordinary shares for compensation

On July 1, 2020, the Company entered into a three-year employment agreement (the “Employment Agreement”) with Ms. Xia Wang, the CFO of the Company, pursuant to which the Company agreed to issue 200,000 ordinary shares of the Company per annum as Ms. Wang’s compensation during her employment with the Company. The compensation arrangement was subsequently approved by the Compensation Committee of the Company.  On September 24, 2020, pursuant to the Employment Agreement, the Company issued the 200,000 ordinary shares to Ms. Wang for her services as CFO for the fiscal year ended June 30, 2021.  The shares were valued at $1.35 per share using the closing price on July 1, 2020 with total consideration of $270,000.

Failure to Satisfy a Continued Listing Standard

On October 21, 2020, the Company received a letter from The NASDAQ Stock Exchange regarding the Company’s failure to comply with NASDAQ Continued Listing Rule (“Rule”) 5550(a)(2), which requires listed securities to maintain a minimum bid price of $1.00 per share. A failure to comply with Rule 5550(a)(2) exists when listed securities fail to maintain a closing bid price of at least $1.00 per share for 30 consecutive business days. Based on the closing bid price for the last 30 consecutive business days (including, in particular, the period September 2, 2020 through October 20, 2020), the Company failed to meet the aforesaid requirement. Under Rule 5810(c)(3)(A), the Company will be provided a compliance period of 180 calendar days, until April 19, 2021, to regain compliance. If at any time during this 180 day period the closing bid price of the Company’s securities is at least $1.00 for a minimum of ten consecutive business days, the Company’s compliance will be regained.